Offerings	Sep. 25, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	5,285,941
Proposed Maximum Offering Price per Unit	47.32
Maximum Aggregate Offering Price	$ 250,130,728.12
Fee Rate	0.01476%
Amount of Registration Fee	$ 36,919.30
Offering Note	(a) The shares may be sold from time to time by the Registrant pursuant to the NJR Direct Stock Purchase and Dividend Reinvestment Plan (the "Plan"). This Registration Statement shall also cover any additional shares of common stock issuable under the Plan by reason of any stock dividend, stock split or similar transaction or as a result of other anti-dilution provisions, pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"). (b) The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sale prices of the common stock on September 23, 2024 as reported on the New York Stock Exchange.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Amount Registered | shares	2,714,059
Maximum Aggregate Offering Price	$ 94,802,081.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-259848
Carry Forward Initial Effective Date	Sep. 28, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,343.00
Offering Note	(a) The shares may be sold from time to time by the Registrant pursuant to the Plan. This Registration Statement shall also cover any additional shares of common stock issuable under the Plan by reason of any stock dividend, stock split or similar transaction or as a result of other anti-dilution provisions, pursuant to Rule 416 of the Securities Act. (b) Pursuant to Rule 415(a)(6) under the Securities Act, 2,714,059 shares registered hereunder are unsold securities previously registered on Registration Statement No. 333-259848 filed on September 28, 2021 (the "Prior Registration Statement"). Pursuant to Rule 415(a)(6) under the Securities Act, the $10,343 filing fee previously paid in connection with such unsold securities will continue to be applied to such unsold securities. As a result, the offer of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. (c) The Maximum Aggregate Offering price was calculated pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on September 24, 2021, which was $34.93.